World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	342,578,609.80	22,060
Yield Supplement Overcollateralization Amount at 04/30/14	5,520,645.20	0
Receivables Balance at 04/30/14	348,099,255.00	22,060
Principal Payments	17,036,953.07	1,015
Defaulted Receivables	465,480.98	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	5,134,913.68	0
Pool Balance at 05/31/14	325,461,907.27	21,019

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	5,216,746.26	390
Past Due 61-90 days	1,252,076.54	79
Past Due 91 + days	251,079.45	18
Total	6,719,902.25	487

Total 31+ Delinquent as % Ending Pool Balance	2.06%

Recoveries	340,021.14

Aggregate Net Losses/(Gains) - May 2014	125,459.84

Overcollateralization Target Amount	14,645,785.83
Actual Overcollateralization	14,645,785.83

Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	4.56%
Weighted Average Remaining Term	43.87

Flow of Funds	$ Amount

Collections	18,337,408.04
Advances	5,888.55
Investment Earnings on Cash Accounts	2,333.23
Servicing Fee	(290,082.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,055,547.11

Distributions of Available Funds
(1) Class A Interest	172,540.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,700,665.09
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,645,785.83
(7) Distribution to Certificateholders	1,523,886.96
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,055,547.11

Servicing Fee	290,082.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 05/15/14	327,162,572.36
Principal Paid	16,346,450.92
Note Balance @ 06/16/14	310,816,121.44

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	29,305,572.36
Principal Paid	16,346,450.92
Note Balance @ 06/16/14	12,959,121.44
Note Factor @ 06/16/14	5.9445511%

Class A-3
Note Balance @ 05/15/14	176,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	176,000,000.00
Note Factor @ 06/16/14	100.0000000%

Class A-4
Note Balance @ 05/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	107,515,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	14,342,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	185,209.23
Total Principal Paid	16,346,450.92
Total Paid	16,531,660.15

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	10,501.16
Principal Paid	16,346,450.92
Total Paid to A-2 Holders	16,356,952.08

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2708303
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.9033174
Total Distribution Amount	24.1741477

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0481705
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.9837198
Total A-2 Distribution Amount	75.0318903

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	104.04
Noteholders' Principal Distributable Amount	895.96

Account Balances	$ Amount

Advances
Balance as of 04/30/14	51,209.08
Balance as of 05/31/14	57,097.63
Change	5,888.55

Reserve Account
Balance as of 05/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36